ReliaStar Life Insurance Company of New York
and its Separate Account NY-B

ING Rollover ChoiceSM – NY Variable Annuity Contracts

Supplement dated April 30, 2010 to the Contract Prospectus dated May 1, 2009, as amended

The following information updates and amends certain information contained in your variable annuity Contract
Prospectus. Please read it carefully and keep it with your current Contract Prospectus for future reference.

1.	Effective after the close of business on August 20, 2010, the following Disappearing Portfolio will reorganize into and become part of the following Surviving Portfolio:

	Disappearing Portfolios	Surviving Portfolios
	ING Opportunistic LargeCap Portfolio	ING Growth and Income Portfolio

Accordingly, effective after the close of business on August 20, 2010 investments in the Disappearing Portfolio will automatically become investments in the Surviving Portfolio, as follows:

• All existing account balances invested in the ING Opportunistic LargeCap Portfolio (Class S) will automatically become investments in the ING Growth and Income Portfolio (Class S).

As a result of the reorganization, effective after the close of business on August 20, 2010 all references to the Disappearing Portfolio in the Contract Prospectus are hereby deleted.

2.	Unless you provide us with alternative allocation instructions, all future allocations directed to the Disappearing
Portfolio after the date of the reorganization will be automatically allocated to the Surviving Portfolio. You may give us alternative allocation instructions at any time by contacting our Customer Service Center through:

Customer Service Center P.O. Box 9271 Des Moines, Iowa 50306-9271

1-800-366-0066

See also the Transfers Among Your Investments section of your Contract Prospectus for further information about making fund allocation changes. More information about the funds available through your contract, including information about the risks associated with investing in these funds, can be found in the current prospectus and SAI for that fund. You may obtain these documents by contacting us at our Customer
Service Center noted above. If you have received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus.

X.139695-10		April 2010